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SGI U.S. Large Cap Equity VI Portfolio
SUMMARY SECTION U.S. Large Cap Equity VI Portfolio
Investment Objective

The SGI U.S. Large Cap Equity VI Portfolio (the "Portfolio") seeks to outperform the S&P 500® Index over a market cycle while reducing overall volatility. There can be no guarantee that the Portfolio will achieve its investment objective.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. This table does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option. Had those fees and expenses been included, overall fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SGI U.S. Large Cap Equity VI Portfolio SGI U.S. Large Cap Equity VI Portfolio Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SGI U.S. Large Cap Equity VI Portfolio SGI U.S. Large Cap Equity VI Portfolio Shares
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.20%	[1]
Total Annual Portfolio Operating Expenses	0.90%
[1]	"Other Expenses" are estimated for the current fiscal year.

Example:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option. Had those fees and expenses been included, the costs shown below would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years
SGI U.S. Large Cap Equity VI Portfolio | SGI U.S. Large Cap Equity VI Portfolio Shares | USD ($)	92	304

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. No portfolio turnover rate is provided for the Portfolio because the Portfolio had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

Under normal circumstances, the Portfolio will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities, primarily common stocks, of companies within the Russell 1000® Index and S&P 500® Index. The Portfolio's investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. The Portfolio purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market. The Portfolio may also invest in other registered investment companies, including exchange-traded funds ("ETFs").

Summit Global Investments, LLC (the "Adviser") attempts to lower the Portfolio's market risk by investing in U.S. equity securities that lower the overall volatility of the Portfolio's portfolio as compared to the S&P 500® Index. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index. The Portfolio invests in stocks that often exhibit less volatile stock price patterns, strengthening business metrics (i.e., earnings, debt, return on assets, competition, customers, industry, etc.) and quantitative factors such as earnings variability, leverage, volatility, price/book, price/cash flow, etc. In addition, the Adviser reviews the idiosyncratic risks associated with each stock if these risks are deemed elevated with increased downside risks, due to environmental, social and/or governance ("ESG") issues. The Adviser selects securities for the Portfolio that it anticipates will produce a portfolio with less volatility with more capital protection and consistent returns. While the Adviser attempts to manage the Portfolio's volatility, there is no guarantee that the strategy will be successful or that the Portfolio's portfolio will not experience periods of volatility.

The Adviser seeks to incorporate ESG issues into existing portfolio construction practices using a combination of up to three approaches: integration, screening and thematic. Through integration, the Adviser will explicitly and/or systematically include ESG issues in its investment analysis and decisions, to better manage risks and improve returns. Screening places specified filters to lists of potential investments that rule companies in or out of contention for investment, based on the Adviser's preferences, values or ethics. Thematic investing seeks to combine attractive risk-return profiles with an intention to contribute to a specific environmental or social outcome, including impact investing. The Portfolio intends to invest in companies with measurably high ESG ratings relative to their sector peers, and screen out particular companies that do not meet its ESG criteria.

The Adviser may encourage the companies in which the Portfolio invests in to improve their ESG risk management or develop more sustainable business practices through direct engagement with a company. This may done by discussing ESG issues with companies to improve their handling, including disclosures the companies make surrounding such issues. Another way in which the Adviser may seek to improve performance through ESG is stewardship through proxy voting by formally expressing approval or disapproval through voting and proposing shareholder resolutions on specific ESG issues.

The Portfolio may sell a stock if the Adviser identifies fundamental, ESG, or legal risks and/or if the risk/return ranking declines due to increasing risk and/or decreasing return potential. The Portfolio may also decrease weight in an investment for risk control purposes.

Principal Risks

Loss of money is a risk of investing in the Portfolio. The value of your investment in the Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. The Portfolio's principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

▪	Common Stock Risk. Investments in common stocks are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Portfolio may be more suitable for long-term investors who can bear the risk of these fluctuations. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

▪	Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

•	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Portfolio assets, Portfolio or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Portfolio investors from purchasing, redeeming or exchanging shares or receiving distributions. The Portfolio and its investment adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact and cause financial losses to the Portfolio or its shareholders.

•	Environmental, Social and Governance Investing Risk. ESG investing risk is the risk stemming from the environmental, social and governance factors that the Portfolio applies in selecting securities. This may affect the Portfolio's exposure to certain companies or industries and cause the Portfolio to forego certain investment opportunities. The Portfolio's results may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. The Portfolio seeks to identify companies that it believes may have a societal impact outcome, but investors may differ in their views of what constitutes positive or negative societal impact outcomes. As a result, the Portfolio may invest in companies that do not reflect the beliefs and values of any particular investor.

•	High Portfolio Turnover Risk. The risk that when investing on a shorter-term basis, the Portfolio may as a result trade more frequently and incur higher levels of brokerage fees and commissions and cause higher levels of current tax liability to shareholders of the Portfolio. A portfolio turnover rate of 100% is considered to be high. The Portfolio's portfolio turnover rate is expected to vary from year to year. The Adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Portfolio.

▪	Investment Companies and ETFs Risk. Investing in other investment companies, including ETFs, may result in duplication of expenses, including advisory fees, in addition to the Portfolio's own expenses. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments the investment company or ETF holds. The Portfolio may incur brokerage fees in connection with its purchase of ETF shares. Certain ETFs maybe thinly traded and experience large spreads between the "ask" price quoted by a seller and the "bid" price offered by a buyer.

▪	Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus solely on small- or medium- capitalization stocks.

▪	Low Volatility Risk. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks' price levels. Investing in low volatility stocks may limit the Portfolio's gains in rising markets.

▪	Management Risk. The Portfolio is subject to the risk of poor stock selection. In other words, the individual stocks in the Portfolio may not perform as well as expected, and/or the Portfolio's portfolio management practices may not work to achieve their desired result.

▪	Market Risk. The net asset value ("NAV") of the Portfolio will change with changes in the market value of its portfolio positions. Investors may lose money. Although the Portfolio will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.The prices of securities held by the Portfolio may decline in response to conditions affecting the general economy, overall market changes, local, regional or global political, social or economic instability, and currency, interest rate and commodity price fluctuations.

▪	New Portfolio Risk. The Portfolio is new with no operating history and there can be no assurance that the Portfolio will grow to or maintain an economically viable size.

▪	Opportunity Risk. As with all mutual funds, the Portfolio is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

▪	Warrants Risk. The purchase of warrants involves the risk that the Portfolio could lose the purchase value of a warrant if the right to subscribe to additional shares is not executed prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Performance Information

Performance information for the Portfolio is not included because the Portfolio had not commenced operations prior to the date of this prospectus. Performance information will be available once the Portfolio has at least one calendar year of performance. Updated performance information may be obtained at www.sgiam.com or by calling 1-855-744-8500.